Loans payable, Loans Payable (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 11, 2021 CAD ($)	Feb. 11, 2021 USD ($)	Jan. 22, 2021 CAD ($)	Jan. 22, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans	$ 26,121,000		$ 40,051,000
Deferred finance cost	1,000,000		1,400,000
Trinity Capital Inc. [Member]
Disclosure of detailed information about borrowings [line items]
Loans	27,100,000		34,200,000
Deferred finance cost			1,400,000			$ 1,100,000
Equipment financing loan			38,300,000			30,000,000
Amount withdrawn from loan facility			$ 38,300,000			$ 30,000,000
Interest rate			9.50%			9.50%
Principal payments	10,500,000				$ 8,100,000
Repayment of interest amount on borrowings	4,300,000	$ 3,300,000
Deferred finance costs amortization	500,000	400,000
Prepayments			$ 2,400,000	$ 1,900,000
Foreign exchange gain			300,000
Foreign exchange loss	2,000,000
Foundry Digital LLC [Member]
Disclosure of detailed information about borrowings [line items]
Loans			5,900,000
Deferred finance cost	$ 0
Equipment financing loan									$ 18.1	$ 14.7
Interest rate	16.50%				16.50%
Principal payments	$ 5,900,000		8,900,000		$ 4,600,000	$ 7,100,000
Aggregate principal amount drawn			14,400,000	11,700,000
Repayment of interest amount on borrowings	$ 200,000	$ 200,000	900,000	700,000
Term of loan	12 months	12 months
Prepayments			3,600,000	$ 3,000,000
Foreign exchange gain	$ 10,000.00
Foreign exchange loss			300,000
Genesis [Member]
Disclosure of detailed information about borrowings [line items]
Loans	$ 0		$ 0
Repayment of borrowings on equipment loan							$ 25,500,000	$ 20,000,000